CAPITAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Hilli Conversion to FLNGV
Long-term Purchase Commitment [Line Items]
Schedule of capital commitments payments
As at December 31, 2015, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)
Payable within 12 months to December 31, 2016	306,082
Payable within 12 months to December 31, 2017	374,376
680,458

Newbuildings
Long-term Purchase Commitment [Line Items]
Schedule of capital commitments payments
As at December 31, 2015, the estimated timing of the installment payments for the newbuilding is due to be paid as follows:

(in thousands of $)
Payable within 12 months to December 31, 2016	49,500
Payable within 12 months to December 31, 2017	185,625
235,125